Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Abstract]
Mineral land amortization	$ 295,200	$ 294,000	$ 294,000
Surface lands		1,301,885	1,242,035	1,533,635
Surface land amortization adjustment	400,800	292,800	291,600
Accumulated minimum royalties	$ 9,279,941	$ 7,465,119
Weighted Average Number of Shares Outstanding, Basic and Diluted	1,500,000	1,500,000	1,500,000